UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3614

Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 6/29/2012

Item 1. Reports to Stockholders.

June 30, 2012

Rochester Fund Municipals	Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

“We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.”

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Tobacco-Master Settlement Agreement	18.0%
Sales Tax Revenue	9.0
Airlines	6.8
Electric Utilities	6.4
Marine/Aviation Facilities	6.2
Highways/Commuter Facilities	5.5
General Obligation	5.2
Hospital/Healthcare	4.9
Municipal Leases	3.7
Higher Education	3.5

Portfolio holdings are subject to change. Percentages are as of June 29, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	2.4%
AA	27.5
A	10.4
BBB	26.8
BB or lower	13.4
Unrated	19.5
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of June 29, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.

For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

11	ROCHESTER FUND MUNICIPALS

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

This semiannual report must be preceded or accompanied by the current prospectus of Rochester Fund Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 5/15/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

12	ROCHESTER FUND MUNICIPALS

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 29, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

13	ROCHESTER FUND MUNICIPALS

Actual	Beginning Account Value January 1, 2012	Ending Account Value June 29, 2012	Expenses Paid During 6 Months Ended June 29, 2012
Class A	$1,000.00	$1,081.00	$4.43
Class B	1,000.00	1,076.00	9.23
Class C	1,000.00	1,076.50	8.87
Class Y	1,000.00	1,081.70	3.66

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.47	4.31
Class B	1,000.00	1,015.87	8.96
Class C	1,000.00	1,016.22	8.61
Class Y	1,000.00	1,021.22	3.55

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 29, 2012 are as follows:

Class	Expense Ratios
Class A	0.86%
Class B	1.79
Class C	1.72
Class Y	0.71

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

14	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    June 29, 2012* / Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—112.4%
New York—80.4%

$ 1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375%		12/01/2024	$1,071,380
1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625		12/01/2034	1,743,367
605,000	Albany County, NY IDA (Wildwood Programs)	4.900		07/01/2021	577,836
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375		07/01/2026	1,653,451
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625		07/01/2031	1,420,516
3,670,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875		07/01/2041	3,989,290
1,420,000	Albany, NY Hsg. Authority (Lark Drive)	5.500		12/01/2028	1,428,350
685,000	Albany, NY IDA (Albany Rehabilitation)	8.375		06/01/2023	685,288
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	3,076,719
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,303,871
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	842,922
6,920,885	Albany, NY IDA (Charitable Leadership)	5.750		07/01/2026	3,474,907
900,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2025	202,500
970,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	951,570
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,599,594
70,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250		11/15/2032	74,699
1,770,000	Albany, NY Parking Authority	7.052	[3]	11/01/2017	1,402,937
500,000	Amherst, NY IDA (Asbury Pointe)	5.800		02/01/2015	500,420
45,000	Amherst, NY IDA (Asbury Pointe)	6.000		02/01/2023	45,005
3,000,000	Amherst, NY IDA (Asbury Pointe)	6.000		02/01/2029	2,971,860
5,420,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200		01/01/2040	4,942,444
50,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)	5.250		08/01/2031	50,268
770,000	Blauvelt, NY Volunteer Fire Company	6.250		10/15/2017	770,893
2,735,000	Brookhaven, NY IDA (Enecon Corp.)	6.300		11/01/2033	2,693,729
1,975,000	Brookhaven, NY IDA (Stony Brook Foundation)	6.500		11/01/2020	1,987,048
95,000	Broome County, NY IDA (University Plaza)	5.000		08/01/2025	93,297
3,030,000	Broome County, NY IDA (University Plaza)	5.000		08/01/2036	2,809,901
1,000,000	Broome County, NY IDA (University Plaza)	5.100		08/01/2030	972,330
1,250,000	Broome County, NY IDA (University Plaza)	5.100		08/01/2036	1,175,700
3,000,000	Broome County, NY IDA (University Plaza)	5.200		08/01/2030	2,951,520
4,450,000	Broome County, NY IDA (University Plaza)	5.200		08/01/2036	4,244,188
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375		10/01/2041	1,989,197

15	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000%		10/01/2031	$1,039,633
860,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000		08/01/2032	944,650
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750		11/01/2030	2,982,930
915,000	Canton, NY Human Services Initiatives[1]	5.700		09/01/2024	926,291
1,155,000	Canton, NY Human Services Initiatives	5.750		09/01/2032	1,181,888
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2040	1,042,390
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2045	1,040,370
1,230,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450		09/15/2019	1,230,886
8,990,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000		01/01/2021	9,001,687
95,000	Chautauqua, NY Utility District[1]	5.000		06/01/2023	101,804
105,000	Chautauqua, NY Utility District[1]	5.000		06/01/2025	111,653
900,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850		07/01/2023	926,235
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000		07/01/2033	1,542,891
1,885,000	Clifton Springs, NY Hospital & Clinic	8.000		01/01/2020	1,887,224
25,000	Cohoes, NY GO	6.200		03/15/2013	25,102
25,000	Cohoes, NY GO	6.250		03/15/2014	25,100
25,000	Cohoes, NY GO1	6.250		03/15/2015	25,097
25,000	Cohoes, NY GO1	6.250		03/15/2016	25,093
710,000	Columbia County, NY IDA (Berkshire Farms)	7.500		12/30/2014	694,472
3,300,000	Corinth, NY IDA (International Paper Company)[1]	5.750		02/01/2022	3,342,867
5,370,000	Cortland County, NY IDA (Cortland Memorial Hospital)	5.250		07/01/2032	5,386,916
7,000,000	Dutchess County, NY IDA (Bard College)[1]	5.000		08/01/2046	7,271,810
2,200,000	Dutchess County, NY IDA (Elant Fishkill)	5.250		01/01/2037	1,967,592
800,000	Dutchess County, NY IDA (St. Francis Hospital)	7.500		03/01/2029	821,992
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2040	713,960
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[3]	06/01/2027	608,660
3,055,000	East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)	7.750		10/01/2032	3,084,847
1,355,000	East Rochester, NY Hsg. Authority (Gates Senior Hsg.)	6.125		04/20/2043	1,440,406

16	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 2,210,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)	6.750%		03/01/2030	$2,211,127
1,700,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	1,622,395
3,000,000	Elmira, NY Hsg. Authority (Eastgate Apartments)	6.250		06/01/2044	2,756,790
1,735,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2030	1,987,460
1,465,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2031	1,673,352
865,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2032	982,355
7,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	7,363,440
1,960,000	Erie County, NY IDA (DePaul Properties)	5.750		09/01/2028	1,960,098
1,850,000	Erie County, NY IDA (DePaul Properties)	6.500		09/01/2018	1,906,703
1,720,000	Erie County, NY IDA (Global Concepts Charter School)	6.250		10/01/2037	1,721,772
11,310,000	Erie County, NY IDA (Medaille College)	7.625		04/01/2035	11,928,431
1,415,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	1,416,047
25,330,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	19,406,073
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	53,350,066
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[3]	06/01/2047	3,471,690
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[3]	06/01/2050	3,470,229
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[3]	06/01/2055	2,042,093
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[3]	06/01/2060	5,140,480
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,430,882
2,300,000	Essex County, NY IDA (International Paper Company)[1]	6.450		11/15/2023	2,308,257
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,658,100
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	1,034,007
320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	339,366
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	1,293,959

17	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200%	06/01/2025	$429,573
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300	06/01/2035	1,137,037
60,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200	03/01/2028	61,024
1,850,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500	08/15/2022	1,851,258
1,625,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500	10/01/2026	1,639,008
5,680,000	Franklin County, NY IDA (Adirondack Medical Center)	5.500	12/01/2029	5,684,885
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	942,966
1,250,000	Geneva, NY IDA (Hobart & William Smith Colleges)[1]	5.375	02/01/2033	1,282,775
100,000	Glens Falls, NY GO1	6.000	02/01/2040	114,360
1,020,000	Green Island, NY Power Authority[1]	5.125	12/15/2024	1,053,538
2,045,000	Green Island, NY Power Authority[1]	6.000	12/15/2020	2,069,908
1,695,000	Green Island, NY Power Authority[1]	6.000	12/15/2025	1,710,119
25,260,000	Hempstead, NY IDA (Lynbrook Facilities)	6.500	11/01/2042	21,275,235
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500	11/01/2038	3,529,248
5,425,000	Hempstead, NY IDA (South Shore Y JCC)	6.750	11/01/2024	5,219,881
830,000	Herkimer County, NY IDA (Folts Adult Home)[1]	5.500	03/20/2040	933,053
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	1,012,610
1,150,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.400	11/01/2020	1,157,774
2,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.500	11/01/2030	2,009,920
69,340,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	72,492,890
1,120,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	1,170,926
34,400,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750	02/15/2047	39,580,296
105,000	Huntington, NY Hsg. Authority (GJSR)	5.875	05/01/2019	105,125
840,000	Huntington, NY Hsg. Authority (GJSR)	6.000	05/01/2029	840,538
8,500,000	Huntington, NY Hsg. Authority (GJSR)	6.000	05/01/2039	8,503,825
9,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	9,332,019
1,125,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	1,082,880
3,400,000	L.I., NY Power Authority, Series A1	5.000	05/01/2036	3,731,806
9,500,000	L.I., NY Power Authority, Series A4	5.000	09/01/2037	10,399,270
26,000,000	L.I., NY Power Authority, Series A1	5.000	05/01/2038	28,271,620

18	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 10,000,000	L.I., NY Power Authority, Series A4	5.000%	09/01/2042	$10,885,200
60,000	L.I., NY Power Authority, Series A	5.125	09/01/2029	60,191
4,875,000	L.I., NY Power Authority, Series A	5.125	09/01/2029	4,893,720
9,800,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	11,271,568
1,900,000	L.I., NY Power Authority, Series B1	5.750	04/01/2033	2,221,689
160,000	L.I., NY Power Authority, Series C1	5.000	09/01/2033	166,051
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	5,367,522
850,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2028	859,614
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2032	1,103,058
1,320,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	1,326,930
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	5,506,490
570,000	Middletown, NY IDA (Flanagan Design & Display)[2]	7.500	11/01/2018	506,451
1,065,000	Middletown, NY IDA (YMCA)	7.000	11/01/2019	1,065,895
50,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.750	05/01/2023	50,336
165,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.875	05/01/2033	173,564
860,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.875	05/01/2033	862,907
3,625,000	Monroe County, NY IDA (DePaul Community Facilities)	5.875	02/01/2028	3,625,580
2,440,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)	6.500	12/01/2042	2,456,397
2,980,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375	04/01/2029	2,980,715
2,175,000	Monroe County, NY IDA (Summit at Brighton)	5.375	07/01/2032	1,517,019
3,660,000	Monroe County, NY IDA (Summit at Brighton)	5.500	07/01/2027	2,787,090
600,000	Monroe County, NY IDA (Volunteers of America)	5.700	08/01/2018	592,698
2,765,000	Monroe County, NY IDA (Volunteers of America)	5.750	08/01/2028	2,650,114
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	934,346
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250	10/01/2031	553,425
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500	10/01/2041	2,009,206

19	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625%		06/01/2026	$936,666
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	1,647,849
15,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750		08/15/2035	17,957,100
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[3]	06/01/2061	3,263,000
580,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	590,759
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	2,282,191
600,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200		12/01/2033	614,208
1,865,000	Mount Vernon, NY IDA (Meadowview)	6.150		06/01/2019	1,866,007
2,600,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	2,600,416
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[3]	07/15/2021	630,522
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[3]	01/15/2022	931,197
630,000	Nassau County, NY IDA (ACDS)	5.950		11/01/2022	615,107
285,000	Nassau County, NY IDA (ALIA-ACDS)	7.500		06/01/2015	285,744
2,600,000	Nassau County, NY IDA (ALIA-ACLD)	6.250		09/01/2022	2,597,400
125,000	Nassau County, NY IDA (ALIA-ACLD)	7.125		06/01/2017	126,363
140,000	Nassau County, NY IDA (ALIA-ACLD)	7.500		06/01/2015	140,365
3,185,000	Nassau County, NY IDA (ALIA-CSMR)	7.000		11/01/2016	3,234,081
1,825,000	Nassau County, NY IDA (ALIA-CSMR)	7.125		06/01/2017	1,844,893
710,000	Nassau County, NY IDA (ALIA-CSMR)	7.500		06/01/2015	711,853
485,000	Nassau County, NY IDA (ALIA-HH)	7.125		06/01/2017	490,287
375,000	Nassau County, NY IDA (ALIA-HHS)	7.125		06/01/2017	379,088
60,000	Nassau County, NY IDA (ALIA-LVH)	7.500		06/01/2015	60,157
7,765,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	4,931,629
210,000	Nassau County, NY IDA (CNGCS)	7.500		06/01/2015	210,548
2,245,000	Nassau County, NY IDA (CNGCS)	8.150		06/01/2030	2,248,143
4,520,000	Nassau County, NY IDA (CSMR)	5.950		11/01/2022	4,413,147
585,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	571,171
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	1,599,593
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250		06/01/2027	3,254,958
600,000	Nassau County, NY IDA (Life’s WORCA)	5.950		11/01/2022	585,816
3,470,000	Nassau County, NY IDA (Little Village School)	7.500		12/01/2031	3,519,309
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	3,606,654

20	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 1,920,000	Nassau County, NY IDA (North Shore CFGA)	6.750%		05/01/2024	$1,920,557
1,095,000	Nassau County, NY IDA (PLUS Group Home)	6.150		11/01/2022	1,085,517
990,000	Nassau County, NY IDA (United Cerebral Palsy)	6.250		11/01/2014	996,772
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	621,528
515,000	Nassau County, NY IDA, Series A-A	6.000		07/02/2021	507,898
5,800,000	Nassau County, NY IDA, Series A-B	6.000		07/01/2021	5,720,018
565,000	Nassau County, NY IDA, Series A-C	6.000		07/01/2021	557,209
630,000	Nassau County, NY IDA, Series A-D	6.000		07/01/2021	621,312
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	85,707,770
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	8,217,720
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[3]	06/01/2046	761,600
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[3]	06/01/2046	3,746,216
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[3]	06/01/2060	6,384,051
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[3]	06/01/2060	200,800
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	16,268,793
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,784,247
2,200,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	2,231,526
20,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.750		05/15/2022	19,877
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,416,212
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	5,916,356
125,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	130,304
500,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2035	533,810
850,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2042	905,352
355,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	344,428
2,025,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	2,047,073
2,660,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)	7.375		12/15/2021	3,271,374
5,980,000	NY Counties Tobacco Trust I1	6.250		06/01/2028	5,908,479
6,245,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	6,120,787
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	18,933,473
29,840,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	25,068,584

21	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750%		06/01/2043	$43,186,975
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	245,125
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	5,196,030
131,335,000	NY Counties Tobacco Trust IV	5.920	[3]	06/01/2050	3,376,623
304,690,000	NY Counties Tobacco Trust IV	6.395	[3]	06/01/2055	4,814,102
608,700,000	NY Counties Tobacco Trust IV	6.816	[3]	06/01/2060	3,055,674
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	36,350,017
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	24,911,284
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	83,334,075
236,140,000	NY Counties Tobacco Trust V	6.070	[3]	06/01/2038	19,434,322
598,653,613	NY Counties Tobacco Trust V	6.210	[3]	06/01/2050	16,971,830
643,195,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	8,284,352
3,845,000,000	NY Counties Tobacco Trust V	7.846	[3]	06/01/2060	19,301,900
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.125		01/15/2044	16,400,850
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.625		01/15/2046	70,641,603
71,805,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	80,685,842
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[2]	6.125		02/15/2019	22
6,510,000	NY MTA, Series 2008C1	6.500		11/15/2028	8,343,346
41,560,000	NY MTA, Series A5	5.000		11/15/2030	42,162,817
14,650,000	NY MTA, Series A1	5.000		11/15/2030	14,857,151
340,000	NY MTA, Series A1	5.000		11/15/2032	356,606
205,000	NY MTA, Series A1	5.000		11/15/2032	208,173
4,250,000	NY MTA, Series A1	5.000		11/15/2041	4,654,260
15,400,000	NY MTA, Series A1	5.125		11/15/2031	15,627,920
6,800,000	NY MTA, Series A1	5.250		11/15/2038	7,648,572
18,280,000	NY MTA, Series A1	5.750		11/15/2032	18,625,126
16,745,000	NY MTA, Series B-2[1]	5.000		11/15/2033	19,089,635
230,000	NY MTA, Series C1	5.000		11/15/2031	258,200
37,675,000	NY MTA, Series D4	5.000		11/15/2030	40,199,602
2,150,000	NY MTA, Series D4	5.000		11/15/2032	2,407,678
15,395,000	NY MTA, Series D1	5.000		11/15/2036	16,910,484
33,690,000	NY MTA, Series D1	5.250		11/15/2040	37,382,424
8,000,000	NY MTA, Series D-1[1]	5.000		11/01/2027	9,103,840
3,500,000	NY MTA, Series D-1[1]	5.000		11/01/2028	3,963,365
6,300,000	NY MTA, Series F1	5.000		11/15/2031	6,415,479

22	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 29,720,000	NY Seneca Nation Indians Capital Improvements[1]	5.000%		12/01/2023	$30,045,434
6,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2025	6,093,600
6,470,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2037	7,185,194
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2030	5,276,050
135,000	NY Triborough Bridge & Tunnel Authority, Series B1	5.125		11/15/2029	137,075
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	13,316,252
250,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	187,516,755
322,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	232,530,090
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250		11/01/2042	5,010,600
35,590,000	NYC GO1	4.950	[6]	12/15/2033	37,542,112
15,000	NYC GO1	5.000		06/01/2020	16,755
25,000	NYC GO1	5.000		03/01/2025	25,812
25,000	NYC GO1	5.000		10/15/2027	26,545
3,000,000	NYC GO1	5.000		08/01/2029	3,486,270
5,000,000	NYC GO1	5.000		08/01/2029	5,775,950
10,920,000	NYC GO5	5.000		08/01/2030	12,099,688
15,000	NYC GO	5.000		03/01/2033	15,487
12,455,000	NYC GO5	5.000		12/01/2033	13,480,547
10,000,000	NYC GO1	5.000		10/01/2034	11,341,600
12,765,000	NYC GO5	5.000		03/01/2035	13,749,176
5,400,000	NYC GO5	5.000		08/01/2035	5,821,241
3,800,000	NYC GO1	5.000		08/01/2035	4,279,750
8,405,000	NYC GO1	5.000		05/15/2036	9,291,055
20,000,000	NYC GO5	5.250		03/01/2021	23,864,200
2,060,000	NYC GO1	5.250		06/01/2027	2,067,704
20,000	NYC GO1	5.250		01/15/2033	20,553
40,000	NYC GO1	5.250		01/15/2033	41,026
5,000	NYC GO1	5.375		12/01/2026	5,019
5,000	NYC GO1	5.375		03/01/2027	5,175
3,435,000	NYC GO1	5.375		06/01/2032	3,448,809
40,000	NYC GO1	5.500		08/01/2022	40,166
5,000	NYC GO	5.500		12/01/2031	5,021
15,000	NYC GO	5.500		11/15/2037	15,062
5,000	NYC GO1	5.950		08/01/2014	5,023
40,000	NYC GO	6.154	[3]	10/01/2012	39,973
2,000,000	NYC GO1	6.250		12/15/2031	2,454,920
5,000	NYC GO	7.250		08/15/2024	5,027

23	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 5,000	NYC GO1	7.750%		08/15/2028	$5,047
1,475,000	NYC GO ROLs[7]	18.029	[8]	05/15/2031	2,205,184
5,395,000	NYC GO ROLs[7]	18.039	[8]	05/15/2036	7,669,964
875,000	NYC GO ROLs[7]	18.043	[8]	05/15/2033	1,289,680
30,485	NYC HDC (Beekman)	6.500		10/15/2017	30,591
208,393	NYC HDC (Bridgeview III)	6.500		12/15/2017	209,068
633,045	NYC HDC (Cadman Towers)	6.500		11/15/2018	635,223
40,522	NYC HDC (Essex Terrace)	6.500		07/15/2018	40,634
890,000	NYC HDC (Multifamily Hsg.)[1]	4.950		11/01/2039	939,128
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	806,333
3,500,000	NYC HDC (Multifamily Hsg.)[5]	5.000		11/01/2037	3,576,895
60,000	NYC HDC (Multifamily Hsg.)[1]	5.050		11/01/2023	60,287
4,685,000	NYC HDC (Multifamily Hsg.)[5]	5.050		11/01/2039	4,790,721
2,435,000	NYC HDC (Multifamily Hsg.)[5]	5.100		11/01/2027	2,572,470
3,000,000	NYC HDC (Multifamily Hsg.)[5]	5.125		11/01/2032	3,137,190
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150		11/01/2037	5,292,474
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2035	1,732,989
8,035,000	NYC HDC (Multifamily Hsg.)[5]	5.200		11/01/2040	8,363,467
14,110,000	NYC HDC (Multifamily Hsg.)[5]	5.250		11/01/2030	14,522,825
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250		11/01/2045	7,476,843
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350		11/01/2037	5,392,939
1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350		05/01/2041	1,276,443
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2040	3,936,802
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2046	2,740,728
3,090,000	NYC HDC (Multifamily Hsg.)[5]	5.500		11/01/2034	3,372,410
2,840,000	NYC HDC (Multifamily Hsg.)[5]	5.550		11/01/2039	3,088,557
10,910,000	NYC HDC (Multifamily Hsg.)[5]	5.700		11/01/2046	11,908,852
70,000	NYC HDC (Multifamily Hsg.), Series A1	5.500		11/01/2034	70,511
200,000	NYC HDC (Multifamily Hsg.), Series A5	5.600		11/01/2042	200,234
30,570,000	NYC HDC (Multifamily Hsg.), Series B5	5.350		05/01/2049	31,883,592
11,250,000	NYC HDC (Multifamily Hsg.), Series C5	5.050		11/01/2036	11,517,728
8,365,000	NYC HDC (Multifamily Hsg.), Series C5	5.125		05/01/2040	8,588,839
1,000,000	NYC HDC (Multifamily Hsg.), Series E1	5.200		11/01/2033	1,003,400
2,155,000	NYC HDC (Multifamily Hsg.), Series F1	5.200		11/01/2032	2,162,499
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[5]	4.875		11/01/2039	13,493,658
1,345,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.200		11/01/2038	1,373,232
3,400,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.250		05/01/2046	3,465,110
15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[5]	5.200		11/01/2038	15,879,107

24	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 733,196	NYC HDC (Ruppert)	6.500%	11/15/2018	$773,301
181,731	NYC HDC (St. Martin Tower)	6.500	11/15/2018	182,356
2,750,000	NYC HDC, Series C5	5.000	11/01/2026	2,857,250
10,100,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	11,238,371
870,000	NYC IDA (A Very Special Place)	5.750	01/01/2029	835,104
43,345,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	41,987,435
18,750,000	NYC IDA (AIRIS JFK I/JFK International Airport)	6.000	07/01/2027	18,753,000
125,000	NYC IDA (Allied Metal)	6.375	12/01/2014	124,826
940,000	NYC IDA (Allied Metal)	7.125	12/01/2027	940,508
2,520,000	NYC IDA (Amboy Properties)	6.750	06/01/2020	2,387,246
2,905,000	NYC IDA (American Airlines)[2]	5.400	07/01/2019	1,775,681
32,580,000	NYC IDA (American Airlines)[2]	5.400	07/01/2020	19,919,086
30,810,000	NYC IDA (American Airlines)[2]	6.900	08/01/2024	18,845,861
540,000	NYC IDA (American Airlines)	7.500	08/01/2016	573,194
18,200,000	NYC IDA (American Airlines)	7.625	08/01/2025	19,318,390
59,350,000	NYC IDA (American Airlines)	7.750	08/01/2031	62,997,058
39,860,000	NYC IDA (American Airlines)	8.000	08/01/2028	42,309,397
338,060,000	NYC IDA (American Airlines)	8.500	08/01/2028	349,824,488
3,530,000	NYC IDA (American National Red Cross)	5.000	02/01/2036	3,559,829
3,455,000	NYC IDA (Atlantic Paste & Glue Company)	6.625	11/01/2019	3,560,654
810,000	NYC IDA (Atlantic Veal & Lamb)	8.375	12/01/2016	811,037
1,125,000	NYC IDA (Bark Frameworks)	6.750	11/01/2019	1,115,269
5,500,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	5,565,010
1,035,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	1,054,210
4,220,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	4,245,320
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	83,161,735
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	127,315,647
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	20,871,852
16,205,000	NYC IDA (Calhoun School)	6.625	12/01/2034	17,103,081
4,145,000	NYC IDA (Calhoun School)	6.625	12/01/2034	4,452,145
2,895,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	3,010,018
14,900,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	14,268,091
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	3,255,806
29,135,000	NYC IDA (Chapin School)	5.000	11/01/2038	29,270,478
1,490,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	1,519,308
3,145,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	3,160,127

25	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 3,645,000	NYC IDA (Comprehensive Care Management)	6.375%	11/01/2028	$3,652,181
1,445,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	1,447,601
1,055,000	NYC IDA (Comprehensive Care Management)	7.875	12/01/2016	1,056,066
1,150,000	NYC IDA (Cool Wind Ventilation)	5.450	11/01/2017	1,079,103
1,035,000	NYC IDA (Cool Wind Ventilation)	5.450	11/01/2017	971,192
5,685,000	NYC IDA (Cool Wind Ventilation)	6.075	11/01/2027	5,121,048
475,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	502,056
5,500,000	NYC IDA (Family Support Systems)[2]	7.500	11/01/2034	3,433,705
950,000	NYC IDA (Good Shepherd Services)[1]	5.875	06/01/2014	951,596
2,970,000	NYC IDA (Gourmet Boutique)	5.750	05/01/2021	2,329,252
7,290,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	6,866,524
1,870,000	NYC IDA (Herbert G. Birch Childhood Project)	8.375	02/01/2022	1,874,750
700,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	703,094
2,170,000	NYC IDA (Little Red Schoolhouse)	6.750	11/01/2018	2,178,485
3,745,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	3,746,236
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	1,915,428
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	9,273,907
680,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	694,790
4,010,000	NYC IDA (Marymount School of New York)[1]	5.250	09/01/2031	4,076,526
16,335,000	NYC IDA (MediSys Health Network)	6.250	03/15/2024	14,877,755
8,405,000	NYC IDA (Metro Biofuels)	6.000	11/01/2028	7,466,414
2,325,000	NYC IDA (Metropolitan College of New York)	5.750	03/01/2020	2,406,003
40,000,000	NYC IDA (NYU)[5]	5.250	07/01/2048	44,104,756
2,935,000	NYC IDA (Petrocelli Electric)	8.000	11/01/2017	2,938,639
805,000	NYC IDA (Petrocelli Electric)	8.000	11/01/2018	805,338
1,750,000	NYC IDA (PSCH)	6.375	07/01/2033	1,758,715
6,800,000	NYC IDA (Reece School)	7.500	12/01/2037	7,096,276
1,000,000	NYC IDA (Roundabout Theatre)	5.000	10/01/2023	924,780
3,465,000	NYC IDA (Sahadi Fine Foods)	6.750	11/01/2019	3,464,099
200,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	200,384
875,000	NYC IDA (SFTU/YAI/CRV Obligated Group)	5.000	07/01/2026	781,428
4,380,000	NYC IDA (Showman Fabricators)	7.500	11/01/2028	3,649,241
2,900,000	NYC IDA (South Bronx Overall Economic Devel.)	8.625	12/01/2025	2,902,552
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)	4.750	07/01/2020	1,543,490
995,000	NYC IDA (Special Needs Facilities Pooled Program)	5.250	07/01/2022	921,659

26	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 2,000,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650%	07/01/2023	$2,007,320
520,000	NYC IDA (Special Needs Facilities Pooled Program)	7.875	08/01/2025	520,343
475,000	NYC IDA (St. Francis College)[1]	5.000	10/01/2034	489,103
5,760,000	NYC IDA (Stallion)	5.500	11/01/2036	4,243,565
955,000	NYC IDA (Stallion)	6.000	11/01/2027	810,948
290,000	NYC IDA (Streamline Plastics)	7.750	12/01/2015	290,145
1,275,000	NYC IDA (Streamline Plastics)	8.125	12/01/2025	1,275,344
6,808,500	NYC IDA (Studio School)	7.000	11/01/2038	4,464,606
605,000	NYC IDA (Surprise Plastics)[2]	7.500	11/01/2013	578,894
2,480,000	NYC IDA (Surprise Plastics)[2]	8.500	11/01/2023	2,008,378
1,500,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	1,608,405
380,000	NYC IDA (The Bank Street College)	5.250	12/01/2021	388,075
1,000,000	NYC IDA (The Bank Street College)	5.250	12/01/2030	1,010,730
8,800,000	NYC IDA (The Child School)	7.550	06/01/2033	9,000,464
3,735,000	NYC IDA (Therapy & Learning Center)	8.250	09/01/2031	3,781,127
8,730,000	NYC IDA (Tides Two Rivers Foundation)	5.650	12/01/2039	7,144,457
32,040,000	NYC IDA (Unicef)	5.300	11/01/2038	32,181,617
12,500,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)[1]	5.000	07/01/2034	14,118,250
3,640,000	NYC IDA (Urban Resource Institute)	7.375	11/01/2033	3,650,156
1,100,000	NYC IDA (Utleys)	7.375	11/01/2023	1,101,166
9,100,000	NYC IDA (Visy Paper)	7.800	01/01/2016	9,114,651
70,500,000	NYC IDA (Visy Paper)	7.950	01/01/2028	70,545,120
1,930,000	NYC IDA (Vocational Instruction)[2]	7.750	02/01/2033	1,072,984
1,450,000	NYC IDA (W & W Jewelers)	8.250	02/01/2021	1,470,735
5,930,000	NYC IDA (Weizmann Institute)	5.900	11/01/2034	5,931,601
2,900,000	NYC IDA (Weizmann Institute)	5.900	11/01/2034	2,900,783
2,795,000	NYC IDA (Westchester Square Medical Center)	8.000	12/31/2012	1,950,183
6,160,000	NYC IDA (Westchester Square Medical Center)	8.375	11/01/2015	4,298,078
1,245,000	NYC IDA (World Casing Corp.)	6.700	11/01/2019	1,231,068
36,110,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	36,794,646
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	19,611,570
24,270,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	23,410,114
1,220,000	NYC IDA (YMCA of Greater New York)[1]	5.000	08/01/2036	1,269,056
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	12,475,370
7,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	8,340,525
8,950,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	10,198,973

27	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 10,000,000	NYC Municipal Water Finance Authority[1]	5.000%	06/15/2032	$11,421,900
4,820,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2034	5,002,871
1,925,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	1,998,035
9,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	9,341,460
300,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	320,589
25,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	25,949
1,445,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	1,568,100
12,875,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	13,363,478
38,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	42,672,245
9,200,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	9,549,048
4,300,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	4,595,109
19,740,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	21,094,756
2,715,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	3,002,519
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2043	11,027,800
7,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2044	8,264,850
35,000	NYC Municipal Water Finance Authority[1]	5.125	06/15/2034	35,150
7,350,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2040	8,246,921
11,570,000	NYC Municipal Water Finance Authority[1]	5.375	06/15/2043	13,306,657
31,750,000	NYC Municipal Water Finance Authority[1]	5.500	06/15/2043	36,958,905
2,650,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	3,203,320
3,000,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000	10/15/2032	3,271,200
3,090,000	NYC Transitional Finance Authority[1]	5.000	11/01/2039	3,435,555
3,000,000	NYC Transitional Finance Authority[1]	5.125	01/15/2034	3,331,980
7,685,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2033	8,644,933
7,910,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2040	8,774,405
15,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	17,050,950
1,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500	01/15/2039	1,932,951
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2034	11,359,400
20,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	24,000,200
4,000,000	NYS DA (Buena Vida Nursing Home)[1]	5.250	07/01/2028	4,062,040
500,000	NYS DA (Catholic Health System)[4]	5.000	07/01/2032	521,395
260,000	NYS DA (Catholic Health System)[4]	5.000	07/01/2032	271,125
2,250,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2027	2,300,355
15,000	NYS DA (Dept. of Mental Hygiene)	5.250	08/15/2031	15,051
20,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025	20,039

28	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 5,300,000	NYS DA (Interagency Council Pooled Loan Program)	7.000%	07/01/2031	$5,647,521
5,815,000	NYS DA (Interagency Council)	7.000	07/01/2035	6,042,250
25,000	NYS DA (Iona College)[1]	5.125	07/01/2032	25,024
3,255,000	NYS DA (L.I. University)[1]	5.125	09/01/2023	3,258,515
1,335,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	1,336,081
3,490,000	NYS DA (Manhattan College)	5.300	07/01/2037	3,582,415
18,230,000	NYS DA (Memorial Sloan-Kettering)[5]	5.000	07/01/2035	19,355,480
10,390,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2030	11,202,914
11,820,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2035	12,730,967
150,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2037	159,563
4,125,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.375	07/01/2029	4,129,373
130,000	NYS DA (New School University)[1]	5.000	07/01/2033	130,107
5,000,000	NYS DA (New School University)[1]	5.000	07/01/2041	5,003,050
1,000,000	NYS DA (New School University)[1]	5.750	07/01/2050	1,132,410
150,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2033	153,362
6,000,000	NYS DA (North Shore L.I. Jewish Obligated Group)[4]	5.000	05/01/2039	6,355,980
8,460,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2041	9,107,105
11,500,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.250	05/01/2034	12,911,165
23,075,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	24,203,137
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	2,161,640
6,035,000	NYS DA (Providence Rest)	5.000	07/01/2035	5,166,745
2,700,000	NYS DA (Providence Rest)	5.125	07/01/2030	2,472,606
3,100,000	NYS DA (Providence Rest)	5.250	07/01/2025	2,997,917
6,260,000	NYS DA (Rochester General Hospital)	5.000	12/01/2025	6,349,894
17,660,000	NYS DA (Rochester General Hospital)	5.000	12/01/2035	17,739,117
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	2,195,638
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	3,289,269
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	1,888,621
350,000	NYS DA (School District Financing)[1]	5.750	10/01/2018	354,183
50,000	NYS DA (School Districts Financing Program), Series B1	6.000	10/01/2022	50,686
25,000	NYS DA (School Districts Financing Program), Series B1	6.000	10/01/2029	25,318

29	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 1,075,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100%		07/01/2034	$1,097,048
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000		07/01/2028	6,789,386
35,000	NYS DA (St. Barnabas Hospital)	5.450		08/01/2035	35,049
3,500,000	NYS DA (St. Joseph’s College)[1]	5.250		07/01/2035	3,833,550
50,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	53,659,000
1,575,000	NYS DA (St. Thomas Aquinas College)	5.250		07/01/2028	1,576,087
15,915,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2034	17,915,993
3,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2035	3,375,870
3,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2040	3,295,350
2,500,000	NYS DA (Teachers College)[1]	5.000		07/01/2034	2,801,925
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	6,154,956
10,000	NYS DA (The Brooklyn Hospital Center)	5.150		02/01/2029	10,039
4,395,000	NYS DA (The New School)[1]	5.000		07/01/2031	4,855,772
1,000,000	NYS DA (University of Rochester)[1]	0.000	[9]	07/01/2039	1,018,260
60,000	NYS DA (University of Rochester)[1]	5.000		07/01/2034	63,243
11,695,000	NYS DA (Vassar College)[5]	5.000		07/01/2046	12,457,635
2,375,000	NYS DA (Yeshiva University)[1]	5.000		11/01/2031	2,641,594
10,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2028	10,036,900
5,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.125		06/15/2038	5,617,850
430,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2034	463,424
2,365,000	NYS EFC (NYS Water Services)[1]	6.000		01/15/2031	2,390,495
65,000	NYS EFC (United Waterworks)[1]	5.150		03/01/2034	65,036
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	26,267
15,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	15,054
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	11.035	[8]	04/01/2020	7,052,500
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	13.265	[8]	07/01/2026	16,453,220
350,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	350,914
100,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	100,236
95,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	95,107
610,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	614,654
200,000	NYS ERDA (Rochester Gas & Electric)[1]	5.375		05/15/2032	202,042
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	2,123,660
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,456,502
10,220,000	NYS HFA (Affordable Hsg.)[5]	5.450		11/01/2045	10,687,409
150,000	NYS HFA (Affordable Hsg.)[1]	6.750		11/01/2038	168,510
1,745,000	NYS HFA (Children’s Rescue)	7.625		05/01/2018	1,745,157

30	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 945,000	NYS HFA (Friendship)[1]	5.100%	08/15/2041	$966,159
1,275,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	1,305,269
150,000	NYS HFA (Highland Avenue Senior Apartments)[1]	5.000	02/15/2039	153,945
120,000	NYS HFA (Horizons at Wawayanda)[1]	5.150	11/01/2040	126,421
3,730,000	NYS HFA (Multifamily Hsg.)[1]	4.850	02/15/2038	3,814,447
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375	02/15/2035	2,081,726
2,075,000	NYS HFA (Multifamily Hsg.)[1]	5.500	08/15/2030	2,077,220
1,020,000	NYS HFA (Multifamily Hsg.)[1]	5.650	08/15/2030	1,021,173
3,200,000	NYS HFA (Multifamily Hsg.)[1]	5.650	08/15/2030	3,203,680
1,000,000	NYS HFA (Multifamily Hsg.)[1]	5.650	08/15/2031	1,003,960
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650	02/15/2034	1,711,932
2,120,000	NYS HFA (Multifamily Hsg.)[1]	5.700	08/15/2033	2,122,502
1,255,000	NYS HFA (Multifamily Hsg.)[1]	6.400	11/15/2027	1,257,485
3,765,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036	3,950,502
365,000	NYS HFA (Nonprofit Hsg.)	8.400	11/01/2012	367,172
385,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2013	387,156
470,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2014	472,477
495,000	NYS HFA (Nonprofit Hsg.)	8.400	11/01/2015	497,445
535,000	NYS HFA (Nonprofit Hsg.)	8.400	11/01/2016	537,568
590,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2017	592,744
630,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2018	632,785
1,250,000	NYS HFA (State Personal Income Tax Authority)[1]	5.000	03/15/2036	1,384,550
615,000	NYS LGSC (SCSB)	7.375	12/15/2016	619,969
980,000	NYS LGSC (SCSB)	7.750	12/15/2021	1,006,519
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000	11/15/2031	5,609,850
3,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000	11/15/2044	3,241,080
10,000,000	NYS Liberty Devel. Corp. (7 World Trade Center)[1]	5.000	09/15/2040	11,203,600
13,500,000	NYS Liberty Devel. Corp. (7 World Trade Center)[1]	5.000	09/15/2043	14,604,975
150,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400	11/01/2016	150,765
75,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	75,556
5,000,000	NYS Power Authority[1]	5.000	11/15/2038	5,678,450
5,540,000	NYS Thruway Authority[1]	5.000	04/01/2031	6,334,602
7,650,000	NYS Thruway Authority[4]	5.000	01/01/2032	8,528,526
21,250,000	NYS Thruway Authority[4]	5.000	01/01/2037	23,277,463
20,000	NYS UDC (Subordinated Lien)	5.500	07/01/2016	20,082
50,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	4.625	09/15/2030	47,003
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	5.000	09/15/2035	801,199

31	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 400,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300%		03/15/2019	$399,632
1,060,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.350		03/15/2029	972,635
4,345,000	Onondaga County, NY IDA (Air Cargo)[1]	6.125		01/01/2032	4,277,044
2,000,000	Onondaga County, NY IDA (Air Cargo)[1]	7.250		01/01/2032	1,978,420
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,269,692
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	1,167,372
545,000	Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch Companies)[1]	6.250		12/01/2034	546,106
42,834,598	Onondaga County, NY Res Rec	0.000	[9]	05/01/2022	35,320,981
22,075,000	Onondaga County, NY Res Rec	5.000		05/01/2015	21,555,134
2,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.375		07/01/2040	2,145,020
3,465,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.250		12/01/2041	3,735,790
2,500,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000		08/01/2021	2,434,450
2,325,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000		08/01/2031	2,161,181
2,090,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000		08/01/2031	1,942,739
1,800,000	Orange County, NY IDA (Glen Arden)	5.625		01/01/2018	1,642,446
5,590,000	Orange County, NY IDA (Glen Arden)	5.700		01/01/2028	4,480,217
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2021	1,725,462
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2026	6,350,256
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2026	2,242,152
11,300,000	Peekskill, NY IDA (Drum Hill)	6.375		10/01/2028	11,300,452
35,475,000	Port Authority NY/NJ (Continental Airlines)	9.125		12/01/2015	36,362,230
16,435,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2022	16,438,780
31,900,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	31,904,147
50,330,000	Port Authority NY/NJ (KIAC)	6.750		10/01/2019	50,324,464
250,000	Port Authority NY/NJ, 135th Series[1]	5.000		03/15/2039	259,133
33,025,000	Port Authority NY/NJ, 136th Series[5]	5.125		05/01/2034	35,330,219
5,000,000	Port Authority NY/NJ, 136th Series[1]	5.125		05/01/2034	5,348,800
19,175,000	Port Authority NY/NJ, 136th Series[5]	5.375		11/01/2028	20,595,254
22,855,000	Port Authority NY/NJ, 136th Series[5]	5.500		11/01/2029	24,604,019

32	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 26,000,000	Port Authority NY/NJ, 138th Series[5]	4.750%		12/01/2034	$26,873,340
27,255,000	Port Authority NY/NJ, 141st Series[5]	4.500		09/01/2029	27,995,653
47,910,000	Port Authority NY/NJ, 143rd Series[5]	5.000		10/01/2030	52,228,607
35,000	Port Authority NY/NJ, 143rd Series[1]	5.000		04/01/2036	36,925
17,500,000	Port Authority NY/NJ, 144th Series[1]	5.000		10/01/2035	19,818,400
12,840,000	Port Authority NY/NJ, 146th Series[5]	4.500		12/01/2034	13,112,888
10,000	Port Authority NY/NJ, 146th Series[1]	4.500		12/01/2034	10,215
26,100,000	Port Authority NY/NJ, 146th Series[5]	4.750		12/01/2027	27,743,987
10,000	Port Authority NY/NJ, 146th Series[1]	4.750		12/01/2027	10,636
13,005,000	Port Authority NY/NJ, 147th Series[5]	4.750		10/15/2028	13,860,978
17,790,000	Port Authority NY/NJ, 147th Series[5]	5.000		10/15/2027	19,173,327
20,000,000	Port Authority NY/NJ, 147th Series[5]	5.000		10/15/2032	21,217,370
82,000,000	Port Authority NY/NJ, 151st Series[5]	5.750		03/15/2035	95,958,984
15,000,000	Port Authority NY/NJ, 151st Series[5]	6.000		09/15/2028	17,956,500
101,940,000	Port Authority NY/NJ, 152nd Series[5]	5.250		11/01/2035	111,086,057
13,715,000	Port Authority NY/NJ, 152nd Series[5]	5.250		05/01/2038	14,832,228
22,500,000	Port Authority NY/NJ, 152nd Series[5]	5.750		11/01/2030	26,327,700
15,300,000	Port Authority NY/NJ, 161st Series[5]	5.000		10/15/2031	17,414,307
20,250,000	Port Authority NY/NJ, 163rd Series[5]	5.000		07/15/2039	22,581,180
21,515,000	Port Authority NY/NJ, 166th Series[5]	5.000		01/15/2041	23,871,958
15,000,000	Port Authority NY/NJ, 166th Series[5]	5.250		07/15/2036	17,337,300
400,000	Port Authority NY/NJ, 172nd Series[1]	5.000		10/01/2034	441,372
50,660,000	Port Authority NY/NJ, 37th Series[5]	5.250		07/15/2034	54,644,916
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000		08/01/2032	2,759,436
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375		12/01/2036	1,539,615
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625		06/01/2035	5,576,212
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750		06/01/2043	6,361,147
4,820,000	Rensselaer, NY City School District COP	5.000		06/01/2036	4,906,471
1,210,000	Riverhead, NY IDA (Michael Reilly Design)	8.875		08/01/2021	1,239,101
1,195,000	Rockland County, NY IDA (Crystal Run Village/Rockland County Assoc. for the Learning Disabled Obligated Group)	4.900		07/01/2021	1,089,625
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	8,527,129
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	12,016,758
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[3]	08/15/2045	1,225,500

33	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668%[3]	08/15/2060	$2,439,720
20,000	Sanford Town, NY GO	5.250	04/15/2015	21,685
20,000	Sanford Town, NY GO	5.250	04/15/2016	22,149
25,000	Sanford Town, NY GO	5.250	04/15/2017	27,525
25,000	Sanford Town, NY GO	5.250	04/15/2018	27,338
25,000	Sanford Town, NY GO	5.250	04/15/2019	27,167
25,000	Sanford Town, NY GO	5.250	04/15/2020	27,026
30,000	Sanford Town, NY GO	5.250	04/15/2021	32,228
30,000	Sanford Town, NY GO	5.250	04/15/2022	32,073
30,000	Sanford Town, NY GO	5.250	04/15/2023	31,829
30,000	Sanford Town, NY GO	5.250	04/15/2024	31,661
35,000	Sanford Town, NY GO	5.250	04/15/2025	36,858
35,000	Sanford Town, NY GO	5.250	04/15/2026	36,807
40,000	Sanford Town, NY GO	5.250	04/15/2027	42,008
40,000	Sanford Town, NY GO	5.250	04/15/2028	41,921
40,000	Sanford Town, NY GO	5.250	04/15/2029	41,820
45,000	Sanford Town, NY GO	5.250	04/15/2030	47,048
45,000	Sanford Town, NY GO	5.250	04/15/2031	47,016
50,000	Sanford Town, NY GO	5.250	04/15/2032	52,258
50,000	Sanford Town, NY GO	5.250	04/15/2033	52,276
55,000	Sanford Town, NY GO	5.250	04/15/2034	57,483
60,000	Sanford Town, NY GO	5.250	04/15/2035	62,645
60,000	Sanford Town, NY GO	5.250	04/15/2036	62,537
2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000	10/01/2027	2,766,653
22,885,000	SONYMA, Series 106[5]	5.250	04/01/2034	22,900,117
30,225,000	SONYMA, Series 109[5]	4.950	10/01/2034	30,525,678
17,495,000	SONYMA, Series 113[1]	5.200	10/01/2030	18,429,058
27,005,000	SONYMA, Series 116[1]	4.750	10/01/2029	27,946,934
30,025,000	SONYMA, Series 116[1]	4.800	10/01/2034	31,100,496
9,510,000	SONYMA, Series 133[5]	5.050	10/01/2026	9,798,798
22,990,000	SONYMA, Series 137[5]	4.700	10/01/2031	23,415,730
18,200,000	SONYMA, Series 140[5]	4.750	10/01/2037	18,339,171
10,430,000	SONYMA, Series 143[5]	4.900	10/01/2037	10,676,098
5,045,000	SONYMA, Series 145[5]	5.125	10/01/2037	5,198,972
1,000,000	SONYMA, Series 145[1]	5.125	10/01/2037	1,030,520
1,955,000	SONYMA, Series 148[5]	5.150	10/01/2027	2,073,139
6,370,000	SONYMA, Series 148[5]	5.200	10/01/2032	6,693,278

34	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 775,000	SONYMA, Series 69[1]	5.500%	10/01/2028	$775,860
21,435,000	SONYMA, Series 71[5]	5.400	04/01/2029	21,461,242
645,000	SONYMA, Series 71[1]	5.400	04/01/2029	645,787
25,000	SONYMA, Series 71[1]	5.400	04/01/2029	25,025
275,000	SONYMA, Series 73[1]	5.300	10/01/2028	275,261
18,945,000	SONYMA, Series 73-A5	5.300	10/01/2028	18,963,026
3,470,000	SONYMA, Series 77[1]	5.150	04/01/2029	3,473,158
8,680,000	SONYMA, Series 79[5]	5.300	04/01/2029	8,688,366
230,000	SONYMA, Series 82[1]	5.650	04/01/2030	230,274
1,510,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000	09/01/2041	1,623,144
4,775,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.375	09/01/2041	5,350,626
520,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000	09/01/2034	612,940
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	7.250	12/01/2029	3,749,992
2,115,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	5.250	10/01/2020	2,280,689
5,440,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	6.250	10/01/2040	5,835,869
11,850,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	13,295,582
1,010,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750	06/01/2027	1,019,807
4,270,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375	12/01/2040	4,536,064
720,000	Suffolk County, NY IDA (ACLD)	6.000	12/01/2019	718,214
290,000	Suffolk County, NY IDA (ALIA-ACDS)	7.125	06/01/2017	293,161
1,805,000	Suffolk County, NY IDA (ALIA-ACLD)	5.950	10/01/2021	1,772,763
95,000	Suffolk County, NY IDA (ALIA-ACLD)	6.375	06/01/2014	95,168
340,000	Suffolk County, NY IDA (ALIA-ACLD)	7.500	09/01/2015	341,819
115,000	Suffolk County, NY IDA (ALIA-ADD)	6.950	12/01/2014	116,314
260,000	Suffolk County, NY IDA (ALIA-ADD)	7.125	06/01/2017	262,834
175,000	Suffolk County, NY IDA (ALIA-ADD)	7.500	09/01/2015	175,936
845,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500	11/01/2037	814,250
2,500,000	Suffolk County, NY IDA (ALIA-DDI)	5.950	10/01/2021	2,510,000
300,000	Suffolk County, NY IDA (ALIA-DDI)	6.375	06/01/2014	300,531
100,000	Suffolk County, NY IDA (ALIA-DDI)	7.500	09/01/2015	100,535
705,000	Suffolk County, NY IDA (ALIA-FREE)	5.950	10/01/2021	692,409

35	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

New York Continued
$ 505,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950%	10/01/2021	$495,981
700,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	683,452
365,000	Suffolk County, NY IDA (ALIA-IGHL)	6.000	10/01/2031	341,527
165,000	Suffolk County, NY IDA (ALIA-IGHL)	6.375	06/01/2014	165,292
240,000	Suffolk County, NY IDA (ALIA-IGHL)	6.950	12/01/2014	242,743
610,000	Suffolk County, NY IDA (ALIA-IGHL)	7.125	06/01/2017	616,649
1,945,000	Suffolk County, NY IDA (ALIA-IGHL)	7.250	12/01/2033	1,977,754
85,000	Suffolk County, NY IDA (ALIA-IGHL)	7.500	09/01/2015	85,455
745,000	Suffolk County, NY IDA (ALIA-MCH)	7.125	06/01/2017	753,121
690,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022	673,688
385,000	Suffolk County, NY IDA (ALIA-NYS ARC)	7.500	09/01/2015	387,060
160,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)	8.375	06/01/2016	163,318
290,000	Suffolk County, NY IDA (ALIA-SMCFS)	7.500	09/01/2015	291,552
295,000	Suffolk County, NY IDA (ALIA-Suffolk Hostels)	7.500	09/01/2015	296,578
1,680,000	Suffolk County, NY IDA (ALIA-UCPAGS)	5.950	10/01/2021	1,649,995
70,000	Suffolk County, NY IDA (ALIA-UCPAGS)	6.375	06/01/2014	70,124
420,000	Suffolk County, NY IDA (ALIA-UCPAGS)	6.950	12/01/2014	422,482
380,000	Suffolk County, NY IDA (ALIA-UCPAGS)	7.000	06/01/2016	384,180
210,000	Suffolk County, NY IDA (ALIA-UCPAGS)	7.500	09/01/2015	211,124
3,530,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500	11/01/2037	3,401,543
670,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	654,161
145,000	Suffolk County, NY IDA (ALIA-WORCA)	6.950	12/01/2014	146,657
465,000	Suffolk County, NY IDA (ALIA-WORCA)	7.125	06/01/2017	470,069
240,000	Suffolk County, NY IDA (ALIA-WORCA)	7.500	09/01/2015	241,284
510,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020	506,772
130,000	Suffolk County, NY IDA (DDI)	6.000	12/01/2019	129,678
440,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	437,215
455,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	452,120
4,395,000	Suffolk County, NY IDA (DDI)	7.250	03/01/2024	4,539,947
7,175,000	Suffolk County, NY IDA (DDI)	8.750	03/01/2023	7,203,700
1,485,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	1,306,147
2,700,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375	01/01/2027	2,548,017
3,745,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.500	01/01/2037	3,382,035
1,195,000	Suffolk County, NY IDA (Family Residences)	6.000	12/01/2019	1,192,036
1,345,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2027	1,391,954
930,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2034	945,838

36	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York Continued

$ 2,095,000	Suffolk County, NY IDA (Federation of Organizations)	8.125%		04/01/2030	$2,118,946
2,500,000	Suffolk County, NY IDA (Gurwin Jewish-Phase II)	6.700		05/01/2039	2,594,400
2,815,000	Suffolk County, NY IDA (Huntington First Aid Squad)	6.650		11/01/2017	2,821,728
190,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		12/01/2019	189,529
860,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		10/01/2020	854,556
3,275,000	Suffolk County, NY IDA (Innovative Realty I)	6.000		11/01/2037	2,578,506
8,600,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000		11/01/2028	8,723,926
4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550		02/01/2034	4,618,003
7,785,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)	6.375		01/01/2039	7,682,082
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	1,913,956
635,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	635,933
2,190,000	Suffolk County, NY IDA (New Interdisciplinary School)	6.750		12/01/2019	2,243,129
2,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	2,056,180
2,320,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.300		01/01/2013	2,320,371
26,425,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500		01/01/2023	26,422,622
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	4,807,296
2,430,000	Suffolk County, NY IDA (Pederson-Krager Center)	8.125		04/01/2030	2,447,982
930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	861,450
2,480,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)	8.000		04/01/2030	2,484,985
425,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000		10/01/2020	422,310
1,390,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	6.000		12/01/2019	1,386,553
3,230,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	7.875		09/01/2041	3,397,799
645,000	Suffolk County, NY IDA (WORCA)	6.000		10/01/2020	640,917
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[9]	06/01/2044	106,675,975
12,080,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	10,463,092
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	24,138,414
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	8,928,196

37	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

New York Continued
$ 3,005,000	Sullivan County, NY Community College COP[2]	5.750%		08/15/2025	$2,654,467
6,585,000	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)	8.500		11/01/2031	6,336,746
2,365,000	Syracuse, NY Hsg. Authority (Pavilion on James)	7.500		11/01/2042	2,200,183
189,965,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	190,800,846
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)	5.375		01/01/2023	1,000,260
6,865,000	Syracuse, NY IDA (James Square)	7.197	[3]	08/01/2025	2,961,355
670,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	654,650
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2031	1,932,187
40,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	41,458
2,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	2,203,320
1,385,000	Ulster County, NY IDA (Brooklyn Bottling)	8.600		06/30/2022	1,390,609
185,000	Ulster County, NY Res Rec[1]	5.000		03/01/2020	198,094
3,180,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	2,845,369
1,985,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250		06/01/2025	1,969,438
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450		06/01/2040	2,725,204
3,550,000	Utica, NY IDA (Utica College Civic Facility)	6.850		12/01/2031	3,625,509
1,600,000	Wayne County, NY IDA (ARC)	8.375		03/01/2018	1,601,328
20,000	Westchester County, NY GO1	5.375		12/15/2014	20,419
10,645,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2030	11,428,578
1,700,000	Westchester County, NY Healthcare Corp., Series B1	5.125		11/01/2041	1,800,793
1,215,000	Westchester County, NY IDA (Clearview School)	7.250		01/01/2035	1,240,187
2,560,000	Westchester County, NY IDA (Field Home)	6.000		08/15/2017	2,561,152
3,335,000	Westchester County, NY IDA (Field Home)	6.500		08/15/2022	3,369,050
1,300,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375		08/01/2024	1,360,970
975,000	Westchester County, NY IDA (JDAM)[1]	6.750		04/01/2016	979,105
3,375,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000		01/01/2028	3,376,013
540,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.125		01/01/2018	540,902
1,340,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750		06/01/2029	1,341,112

38	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York Continued

$ 1,000,000	Westchester County, NY IDA (Schnurmacher Center)	6.500%	11/01/2013	$1,035,730
1,710,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	1,766,943
160,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950	08/01/2024	160,286
2,740,000	Westchester County, NY IDA (Winward School)	5.250	10/01/2031	2,741,425
4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	4,433,310
59,900,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2038	51,200,084
52,815,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	43,212,705
850,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.250	10/15/2040	877,634
3,500,000	Yonkers, NY IDA (Hudson Scenic Studio)	6.625	11/01/2019	3,477,740
1,490,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500	11/01/2030	1,221,204
1,050,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2041	1,171,485
1,700,000	Yonkers, NY IDA (St. Joseph’s Hospital)	6.150	03/01/2015	1,701,615
885,000	Yonkers, NY IDA (St. Joseph’s Hospital)	8.500	12/30/2013	891,151
2,800,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-A	6.150	03/01/2015	2,802,660
700,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B	6.150	03/01/2015	700,665
800,000	Yonkers, NY Parking Authority	6.000	06/15/2018	800,176
1,215,000	Yonkers, NY Parking Authority	6.000	06/15/2024	1,173,289
				6,406,361,934
U.S. Possessions—32.0%
825,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2023	829,958
6,000,000	Guam GO1	6.750	11/15/2029	6,660,300
10,000,000	Guam GO1	7.000	11/15/2039	11,155,300
2,400,000	Guam Government Business Privilege[1]	5.000	01/01/2031	2,618,976
5,400,000	Guam Government Business Privilege[1]	5.250	01/01/2036	5,922,666
300,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750	09/01/2031	365,940
455,000	Guam Power Authority, Series A1	5.125	10/01/2029	455,073
290,000	Guam Power Authority, Series A1	5.250	10/01/2023	290,058
20,000,000	Guam Power Authority, Series A1	5.250	10/01/2034	19,985,200
5,200,000	Guam Power Authority, Series A1	5.500	10/01/2030	5,445,284
7,700,000	Guam Power Authority, Series A1	5.500	10/01/2040	7,972,965
1,960,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	1,763,686
32,515,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2030	27,182,540
8,105,000	Northern Mariana Islands Ports Authority, Series A1	6.250	03/15/2028	6,034,335

39	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued

$ 15,725,000	Northern Mariana Islands Ports Authority, Series A1	6.600%		03/15/2028	$15,251,206
49,000,000	Puerto Rico Aqueduct & Sewer Authority[5]	5.125		07/01/2047	51,132,970
3,600,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2042	3,586,500
76,335,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	80,354,038
99,165,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	104,019,127
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	5,250,000
55,650,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	65,497,824
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	56,679,898
168,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.627	[3]	05/15/2050	11,975,295
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[3]	05/15/2055	20,480,050
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	60,893,924
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[3]	05/15/2057	38,849,824
2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	2,002,420
3,000,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	3,000,570
2,200,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	2,280,718
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	2,975,334
14,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	14,790,435
10,230,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	10,387,235
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	43,812,342
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	5,128,800
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	8,584,603
76,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	81,621,162
10,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2039	10,282,800
30,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	31,582,200
2,420,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	2,571,032
2,700,000	Puerto Rico Commonwealth GO1	6.000		07/01/2035	2,956,338
1,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2040	1,094,940
6,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	6,758,340
5,675,000	Puerto Rico Commonwealth GO1	6.500		07/01/2040	6,537,316
10,105,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	10,731,813
3,550,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	3,569,490
60,000,000	Puerto Rico Electric Power Authority, Series UU1	0.834	[6]	07/01/2029	42,519,600
170,000	Puerto Rico Electric Power Authority, Series WW1	5.500		07/01/2038	177,721
35,000	Puerto Rico HFC[1]	5.100		12/01/2018	35,046
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	9,546,875
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	5,224,654
3,100,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	3,180,259
4,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2029	4,464,240

40	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued

$ 270,000	Puerto Rico Highway & Transportation Authority[1]	5.750%		07/01/2020	$282,647
105,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2033	110,022
11,480,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2033	11,493,891
80,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2042	83,826
28,790,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	28,371,681
1,120,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450		07/01/2035	1,155,526
6,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	6,672,185
1,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	1,153,725
2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2023	2,832,622
915,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2030	986,699
6,795,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2041	7,016,517
10,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	12,065
92,110,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	90,702,559
3,190,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	3,396,616
57,435,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	59,333,227
25,255,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	25,441,634
675,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	672,611
17,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	17,428,085
148,985,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	147,297,000
121,890,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	119,621,627
1,295,000	Puerto Rico Infrastructure[1]	5.500		07/01/2026	1,418,569
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	16,494,450
16,955,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	6,727,744
65,725,000	Puerto Rico Infrastructure	5.730	[3]	07/01/2045	8,325,386
25,000,000	Puerto Rico Infrastructure	5.800	[3]	07/01/2032	7,843,750
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,743,202
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	1,360,274
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	6,114,551

41	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued

$ 875,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125%		04/01/2032	$877,931
1,465,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	1,483,415
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	1,204,872
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	6,343,796
23,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	23,088,550
5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250		07/01/2026	5,631,550
1,075,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600		05/01/2014	1,076,150
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	5,251,523
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750		06/01/2029	5,439,490
500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2021	500,690
8,000,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	8,004,400
5,200,000	Puerto Rico ITEMECF (University Plaza)[1]	5.000		07/01/2033	5,205,252
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	5,097,485
90,355,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	89,173,157
7,500,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2037	7,358,325
18,585,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	18,776,611
121,570,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	122,438,010
120,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	120,035
1,215,000	Puerto Rico Public Buildings Authority[1]	5.875		07/01/2039	1,272,664
15,440,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	16,787,758
1,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	1,735,305
7,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	8,861,400
8,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	9,203,520
7,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	8,786,775
20,000,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	21,377,600
296,445,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	310,271,195
643,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.401	[3]	08/01/2054	54,502,079
221,800,000	Puerto Rico Sales Tax Financing Corp., Series A	5.939	[3]	08/01/2056	16,808,004
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[3]	08/01/2042	5,447,700
5,775,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	6,765,124
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[3]	08/01/2043	13,631,200
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[9]	08/01/2032	35,744,100
2,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	2,606,050

42	ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued

S 4,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375%		08/01/2036	$4,258,680
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	104,881,502
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	1,632,135
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	4,610,885
5,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	5,338,766
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	24,646,294
67,190,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	67,507,809
9,230,000	University of V.I., Series A	5.375		06/01/2034	10,294,127
10,000	V.I. HFA, Series A	6.450		03/01/2016	10,028
590,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.000		10/01/2039	640,988
750,000	V.I. Public Finance Authority, Series A1	5.250		10/01/2024	787,928
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[3]	05/15/2035	1,491,063
1,015,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	1,027,809
					2,548,561,641
Total Investments, at Value (Cost $9,309,288,544)—112.4%					8,954,923,575
Liabilities in Excess of Other Assets—(12.4)					(987,787,329)

Net Assets—100.0%					$7,967,136,246

Footnotes to Statement of Investments

* June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 29, 2012. See Note 1 of the accompanying Notes.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See Note 1 of the accompanying Notes.

8. Represents the current interest rate for an inverse floating rate security. See Note 1 of the accompanying Notes.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

43	ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS    Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome	L.I.	Long Island
ACLD	Adults and Children with Learning and Developmental Disabilities	LGSC	Local Government Services Corp.
ADD	Aid to the Developmentally Disabled	LILCO	Long Island Lighting Corp.
ALIA	Alliance of Long Island Agencies	LVH	Little Village House
ARC	Assoc. of Retarded Citizens	MCH	Maryhaven Center of Hope
CFGA	Child and Family Guidance Assoc.	MMC	Mercy Medical Center
CHSLI	Catholic Health Services of Long Island	MTA	Metropolitan Transportation Authority
CNGCS	Central Nassau Guidance and Counseling Services	NY/NJ	New York/New Jersey
COP	Certificates of Participation	NYC	New York City
CRV	Crystal Run Village	NYS	New York State
CSMR	Community Services for the Mentally Retarded	NYU	New York University
DA	Dormitory Authority	PSCH	Professional Service Centers for the Handicapped, Inc.
DDI	Developmental Disabilities Institute	RIBS	Residual Interest Bonds
DRIVERS	Derivative Inverse Tax Exempt Receipts	ROLs	Residual Option Longs
EDC	Economic Devel. Corp.	Res Rec	Resource Recovery Facility
EFC	Environmental Facilities Corp.	SCHRC	St. Charles Hospital and Rehabilitation Center
ERDA	Energy Research and Devel. Authority	SCSB	Schuyler Community Services Board
FREE	Family Residences and Essential Enterprises	SFH	St. Francis Hospital
GJSR	Gurwin Jewish Senior Residences	SFTU	Services for the Underserved
GO	General Obligation	SMCFS	St. Mary’s Children and Family Services
GSHMC	Good Samaritan Hospital Medical Center	SONYMA	State of New York Mortgage Agency
HDC	Housing Devel. Corp.	SUNY	State University of New York
HFA	Housing Finance Agency	TASC	Tobacco Settlement Asset-Backed Bonds
HFC	Housing Finance Corp.	TFABs	Tobacco Flexible Amortization Bonds
HH	Harmony Heights, Inc.	UBF	University of Buffalo Foundation
HHS	Harmony Heights School	UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
IDA	Industrial Devel. Agency	UDC	Urban Development Corporation
IGHL	Independent Group Home for Living	UVBH	United Veteran’s Beacon House
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities	V.I.	United States Virgin Islands
JCC	Jewish Community Center	WORCA	Working Organization for Retarded Children and Adults
JDAM	Julia Dyckman Andrus Memorial	YAI	Young Adult Institute
JFK	John Fitzgerald Kennedy	YMCA	Young Men’s Christian Assoc.

See accompanying Notes to Financial Statements.

44	ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES    June 29, 20121 / Unaudited

Assets
Investments, at value (cost $9,309,288,544)—see accompanying statement of investments	$8,954,923,575
Receivables and other assets:
Interest	129,771,717
Shares of beneficial interest sold	14,244,461
Investments sold	8,875,750
Other	1,894,793
Total assets	9,109,710,296
Liabilities
Bank overdraft	31,391,512
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	977,835,000
Investments purchased on a when-issued or delayed delivery basis	104,164,063
Payable on borrowings (See Note 6)	13,000,000
Shares of beneficial interest redeemed	7,359,444
Dividends	5,518,785
Trustees’ compensation	1,677,390
Distribution and service plan fees	1,030,505
Transfer and shareholder servicing agent fees	213,559
Shareholder communications	115,948
Interest expense on borrowings	3,026
Other	264,818
Total liabilities	1,142,574,050
Net Assets	$7,967,136,246
Composition of Net Assets
Paid-in capital	$9,174,913,284
Accumulated net investment income	59,761,231
Accumulated net realized loss on investments	(913,173,300)
Net unrealized depreciation on investments	(354,364,969)
Net Assets	$7,967,136,246

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

45	ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES    Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,508,657,706 and 388,577,458 shares of beneficial interest outstanding)	$16.75
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$17.59
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $117,195,096 and 7,004,841 shares of beneficial interest outstanding)	$16.73
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,162,496,792 and 69,531,720 shares of beneficial interest outstanding)	$16.72
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $178,786,652 and 10,673,814 shares of beneficial interest outstanding)	$16.75

See accompanying Notes to Financial Statements.

46	ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  For the Six Months Ended June 29, 20121 / Unaudited

Investment Income
Interest	$258,449,391
Expenses
Management fees	17,884,949
Distribution and service plan fees:
Class A	4,674,886
Class B	621,736
Class C	5,611,351
Transfer and shareholder servicing agent fees:
Class A	930,684
Class B	66,277
Class C	252,706
Class Y	27,365
Shareholder communications:
Class A	49,194
Class B	3,395
Class C	6,006
Class Y	807
Interest expense and fees on short-term floating rate notes issued (See Note 1)	4,880,558
Borrowing fees	1,855,430
Accounting service fees	1,165,849
Trustees’ compensation	60,009
Custodian fees and expenses	32,425
Interest expense on borrowings	20,130
Administration service fees	750
Other	277,278
Total expenses	38,421,785
Less waivers and reimbursements of expenses	(88,557)
Net expenses	38,333,228
Net Investment Income	220,116,163
Realized and Unrealized Gain (Loss)
Net realized loss on investments	(1,061,057)
Net change in unrealized appreciation/depreciation on investments	373,854,672
Net Increase in Net Assets Resulting from Operations	$592,909,778

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

47	ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 29, 2012[1] (Unaudited)	Year Ended December 30, 2011[1]
Operations
Net investment income	$220,116,163	$470,564,368
Net realized loss	(1,061,057)	(109,625,221)
Net change in unrealized appreciation/depreciation	373,854,672	405,876,063
Net increase in net assets resulting from operations	592,909,778	766,815,210
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(196,129,874)	(401,880,868)
Class B	(3,274,157)	(8,602,319)
Class C	(29,822,634)	(61,413,238)
Class Y	(5,133,928)	(7,453,011)
	(234,360,593)	(479,349,436)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	99,870,149	(416,883,434)
Class B	(22,056,188)	(52,614,675)
Class C	42,230,609	(91,659,670)
Class Y	47,378,638	18,161,642
	167,423,208	(542,996,137)
Net Assets
Total increase (decrease)	525,972,393	(255,530,363)
Beginning of period	7,441,163,853	7,696,694,216
End of period (including accumulated net investment income of $59,761,231 and $74,005,661, respectively)	$7,967,136,246	$7,441,163,853

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

48	ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS  For the Six Months Ended June 29, 20121 / Unaudited

Cash Flows from Operating Activities
Net increase in net assets from operations	$592,909,778
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(527,621,165)
Proceeds from disposition of investment securities	335,277,676
Short-term investment securities, net	9,819,136
Premium amortization	6,462,876
Discount accretion	(34,321,038)
Net realized loss on investments	1,061,057
Net change in unrealized appreciation/depreciation on investments	(373,854,672)
Change in assets:
Decrease in receivable for securities sold	12,232,040
Decrease in interest receivable	1,391,895
Increase in other assets	(1,284,157)
Change in liabilities:
Increase in payable for securities purchased	84,896,089
Decrease in other liabilities	(277,021)
Net cash provided by operating activities	106,692,494
Cash Flows from Financing Activities
Proceeds from bank borrowings	305,700,000
Payments on bank borrowings	(347,900,000)
Payments on short-term floating rate notes issued	(26,680,000)
Proceeds from shares sold	484,445,623
Proceeds from bank overdraft	31,391,512
Payments on shares redeemed	(512,442,482)
Cash distributions paid	(42,681,194)
Net cash used in financing activities	(108,166,541)
Net decrease in cash	(1,474,047)
Cash, beginning balance	1,474,047
Cash, ending balance	$—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $186,160,904.
Cash paid for interest on bank borrowings—$28,074.
Cash paid for interest on short-term floating rate notes issued—$4,880,558.

1. June 29, 2012 represents the last business day of the Fund’s 2012 semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

49	ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months Ended June 29, 2012[1]	Year Ended December 30,		Year Ended December 31,
Class A	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$15.98	$15.33	$15.70	$11.54	$17.67	$18.82
Income (loss) from investment operations:
Net investment income[2]	.48	1.02	.98	.98	.94	.88
Net realized and unrealized gain (loss)	.79	.66	(.38)	4.09	(6.19)	(1.17)
Total from investment operations	1.27	1.68	.60	5.07	(5.25)	(.29)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.50)	(1.03)	(.97)	(.91)	(.88)	(.86)
Net asset value, end of period	$16.75	$15.98	$15.33	$15.70	$11.54	$17.67
Total Return, at Net Asset Value[3]	8.10%	11.50%	3.63%	45.07%	(30.84)%	(1.59)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$6,509	$6,115	$6,295	$6,913	$5,158	$8,541
Average net assets (in millions)	$6,389	$5,937	$7,013	$6,360	$7,688	$8,598
Ratios to average net assets:[4]
Net investment income	5.81%	6.65%	6.01%	6.96%	5.96%	4.78%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.68%	0.69%	0.67%	0.70%	0.70%	0.67%
Interest and fees from borrowings	0.05%	0.06%	0.08%	0.45%	0.22%	0.05%
Interest and fees on short-term floating rate notes issued[5]	0.13%	0.15%	0.18%	0.27%	0.68%	0.71%
Total expenses	0.86%	0.90%	0.93%	1.42%	1.60%	1.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.86%	0.90%	0.93%	1.42%	1.60%	1.43%
Portfolio turnover rate	4%	11%	7%	8%	23%	28%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

50	ROCHESTER FUND MUNICIPALS

	Six Months Ended June 29, 2012[1]	Year Ended December 30,		Year Ended December 31,
Class B	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$15.96	$15.31	$15.68	$11.53	$17.66	$18.80
Income (loss) from investment operations:
Net investment income[2]	.40	.87	.82	.85	.80	.72
Net realized and unrealized gain (loss)	.79	.67	(.37)	4.07	(6.19)	(1.16)
Total from investment operations	1.19	1.54	.45	4.92	(5.39)	(.44)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.42)	(.89)	(.82)	(.77)	(.74)	(.70)
Net asset value, end of period	$16.73	$15.96	$15.31	$15.68	$11.53	$17.66
Total Return, at Net Asset Value[3]	7.60%	10.47%	2.67%	43.66%	(31.50)%	(2.41)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$117	$133	$181	$246	$237	$591
Average net assets (in millions)	$125	$146	$220	$248	$424	$745
Ratios to average net assets:[4]
Net investment income	4.88%	5.72%	5.07%	6.05%	4.99%	3.88%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.61%	1.65%	1.62%	1.67%	1.58%	1.57%
Interest and fees from borrowings	0.05%	0.06%	0.08%	0.45%	0.22%	0.05%
Interest and fees on short-term floating rate notes issued[5]	0.13%	0.15%	0.18%	0.27%	0.68%	0.71%
Total expenses	1.79%	1.86%	1.88%	2.39%	2.48%	2.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.79%	1.86%	1.88%	2.39%	2.48%	2.33%
Portfolio turnover rate	4%	11%	7%	8%	23%	28%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

51	ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended June 29, 2012[1]	Year Ended December 30,		Year Ended December 31,
Class C	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$15.95	$15.30	$15.67	$11.52	$17.65	$18.79
Income (loss) from investment operations:
Net investment income[2]	.41	.88	.83	.86	.80	.71
Net realized and unrealized gain (loss)	.79	.67	(.37)	4.07	(6.19)	(1.15)
Total from investment operations	1.20	1.55	.46	4.93	(5.39)	(.44)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.43)	(.90)	(.83)	(.78)	(.74)	(.70)
Net asset value, end of period	$16.72	$15.95	$15.30	$15.67	$11.52	$17.65
Total Return, at Net Asset Value[3]	7.65%	10.56%	2.75%	43.82%	(31.49)%	(2.39)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,162	$1,069	$1,120	$1,250	$905	$1,514
Average net assets (in millions)	$1,129	$1,039	$1,271	$1,131	$1,350	$1,492
Ratios to average net assets:[4]
Net investment income	4.93%	5.77%	5.14%	6.09%	5.09%	3.90%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.54%	1.57%	1.54%	1.57%	1.57%	1.54%
Interest and fees from borrowings	0.05%	0.06%	0.08%	0.45%	0.22%	0.05%
Interest and fees on short-term floating rate notes issued[5]	0.13%	0.15%	0.18%	0.27%	0.68%	0.71%
Total expenses	1.72%	1.78%	1.80%	2.29%	2.47%	2.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.72%	1.78%	1.80%	2.29%	2.47%	2.30%
Portfolio turnover rate	4%	11%	7%	8%	23%	28%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

52	ROCHESTER FUND MUNICIPALS

	Six Months Ended June 29, 2012[1]	Year Ended December 30,		Year Ended December 31,
Class Y	(Unaudited)	2011[1]	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$15.98	$15.33	$15.69	$11.54	$17.67	$18.82
Income (loss) from investment operations:
Net investment income[2]	.49	1.04	.99	1.00	.96	.89
Net realized and unrealized gain (loss)	.79	.66	(.36)	4.08	(6.19)	(1.15)
Total from investment operations	1.28	1.70	.63	5.08	(5.23)	(.26)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.51)	(1.05)	(.99)	(.93)	(.90)	(.89)
Net asset value, end of period	$16.75	$15.98	$15.33	$15.69	$11.54	$17.67
Total Return, at Net Asset Value[3]	8.17%	11.64%	3.84%	45.18%	(30.74)%	(1.44)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$179	$124	$101	$65	$44	$56
Average net assets (in millions)	$165	$109	$100	$57	$61	$44
Ratios to average net assets:[4]
Net investment income	5.93%	6.76%	6.14%	7.09%	6.14%	4.91%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.53%	0.56%	0.54%	0.55%	0.57%	0.51%
Interest and fees from borrowings	0.05%	0.06%	0.08%	0.45%	0.22%	0.05%
Interest and fees on short-term floating rate notes issued[5]	0.13%	0.15%	0.18%	0.27%	0.68%	0.71%
Total expenses	0.71%	0.77%	0.80%	1.27%	1.47%	1.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.71%	0.77%	0.80%	1.27%	1.47%	1.27%
Portfolio turnover rate	4%	11%	7%	8%	23%	28%

1. June 29, 2012 and December 30, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

53	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    June 29, 2012 / Unaudited

1. Significant Accounting Policies

Rochester Fund Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders’ capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C and Class Y shares. Class B shares are no longer offered for new purchase after June 29, 2012. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility

54	ROCHESTER FUND MUNICIPALS

of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$104,164,063

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used

55	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to

56	ROCHESTER FUND MUNICIPALS

changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the

57	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 29, 2012, the Fund’s maximum exposure under such agreements is estimated at $532,180,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 29, 2012, municipal bond holdings with a value of $1,754,345,249 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $977,835,000 in short-term floating rate securities issued and outstanding at that date.

At June 29, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$23,960,000	NY Austin Trust Various States Inverse Certificates	7.875%	11/1/38	$24,910,491
16,400,000	NY Austin Trust Various States Inverse Certificates	11.688	7/1/48	20,504,756
31,175,000	NY Liberty Devel. Corp. (One Bryant Park) ROLs[3]	10.597	1/15/46	39,471,603
7,500,000	NY Liberty Devel. Corp. ROLs[3]	9.661	1/15/44	8,900,850
8,770,000	NY MTA ROLs[3]	20.586	11/15/30	9,122,817
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.405	12/1/27	17,303,987
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	6.987	12/1/34	7,972,888
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.163	10/1/30	28,273,607
5,605,000	NYC GO DRIVERS	10.204	12/1/33	6,630,547
5,460,000	NYC GO DRIVERS	9.268	8/1/30	6,639,688
2,430,000	NYC GO DRIVERS	10.205	8/1/35	2,851,241
5,745,000	NYC GO DRIVERS	10.204	3/1/35	6,729,176
5,000,000	NYC GO ROLs	18.700	3/1/21	8,864,200
65,000	NYC HDC (Multifamily Hsg.) DRIVERS	15.679	11/1/42	65,234
1,375,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.178	11/1/26	1,482,250
1,225,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.330	11/1/27	1,362,470

58	ROCHESTER FUND MUNICIPALS

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$1,500,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.432%	11/1/32	$1,637,190
1,750,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.178	11/1/37	1,826,895
2,340,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.289	11/1/39	2,445,721
4,180,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.437	5/1/40	4,403,839
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.684	11/1/34	1,057,410
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.948	11/1/39	958,557
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.538	11/1/46	3,728,852
4,015,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.589	11/1/40	4,343,467
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	16.953	11/1/30	4,367,825
11,635,000	NYC HDC (Multifamily Hsg.) ROLs[3]	12.898	5/1/49	12,948,592
8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	10.203	7/1/35	9,330,480
5,265,000	NYS DA (Vassar College) DRIVERS	10.201	7/1/46	6,027,635
3,410,000	NYS HFA ROLs[3]	14.619	11/1/45	3,877,409
3,750,000	Port Authority NY/NJ ROLs[3]	21.840	9/15/28	6,706,500
4,895,000	Port Authority NY/NJ, 11588th Series ROLs	16.647	10/15/27	6,278,327
3,580,000	Port Authority NY/NJ, 11588th Series ROLs	15.716	10/15/28	4,435,978
5,500,000	Port Authority NY/NJ, 11588th Series ROLs	16.656	10/15/32	6,717,370
9,090,000	Port Authority NY/NJ, 11589th Series ROLs	12.329	9/1/29	9,830,653
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	8.218	11/1/28	13,300,254
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	10.220	11/1/29	13,179,019
11,015,000	Port Authority NY/NJ, 136th Series DRIVERS	13.710	5/1/34	13,320,219
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	8.701	12/1/34	13,873,340
24,005,000	Port Authority NY/NJ, 151st Series DRIVERS	15.641	3/15/35	36,261,233
4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	14.128	5/1/38	5,687,228
10,755,000	Port Authority NY/NJ, 166th Series	9.280	1/15/41	13,111,958
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	9.725	11/1/35	23,588,800
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	15.659	11/1/30	11,327,700
30,970,000	Port Authority NY/NJ, 3114th Series DRIVERS	9.725	11/1/35	36,527,257
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	15.652	3/15/35	5,037,751
7,500,000	Port Authority NY/NJ, 3249th Series ROLs[3]	9.835	7/15/36	9,837,300
7,650,000	Port Authority NY/NJ, 3264th Series ROLs[3]	9.327	10/15/31	9,764,307
10,125,000	Port Authority NY/NJ, 3266th Series[3]	9.327	7/15/39	12,456,180
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	9.715	7/15/34	29,314,916
4,750,000	Puerto Rico Aqueduct & Sewer Authority ROLs[3]	18.162	7/1/47	5,577,070
15,000,000	Puerto Rico Aqueduct & Sewer Authority ROLs	9.531	7/1/47	16,305,900
98,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	14.123	8/1/57	112,641,195
23,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.910	8/1/57	33,451,502
18,135,000	SONYMA ROLs[3]	7.684	10/1/34	18,435,678
4,355,000	SONYMA ROLs[3]	14.344	4/1/29	4,370,939
2,905,000	SONYMA ROLs[3]	14.023	4/1/29	2,913,366
2,815,000	SONYMA ROLs[3]	14.317	4/1/29	2,825,303
7,635,000	SONYMA ROLs[3]	13.911	4/1/34	7,650,117
6,325,000	SONYMA ROLs[3]	14.054	10/1/28	6,343,026
3,175,000	SONYMA ROLs[3]	13.293	10/1/26	3,463,798
5,225,000	SONYMA ROLs[3]	8.898	10/1/37	5,471,098

59	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$11,500,000	SONYMA ROLs[3]	8.503%	10/1/31	$11,925,730
9,120,000	SONYMA ROLs[3]	8.642	10/1/37	9,259,171
2,520,000	SONYMA, Series 145 DRIVERS	9.450	10/1/37	2,673,972
980,000	SONYMA, Series 148 DRIVERS	9.471	10/1/27	1,098,139
3,185,000	SONYMA, Series 148 DRIVERS	9.594	10/1/32	3,508,278

				$776,510,249

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $977,835,000 or 10.73% of its total assets as of June 29, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$77,575,319
Market Value	$50,998,029
Market Value as a % of Net Assets	0.64%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

60	ROCHESTER FUND MUNICIPALS

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 30, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended December 30, 2011 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2016	$443,946,792
2017	324,022,087
No expiration	136,204,008

Total	$904,172,887

As of June 29, 2012, it is estimated that the capital loss carryforwards would be $767,968,879 expiring by 2017 and $137,265,065 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 29, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments,

61	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$8,336,176,229 [1]

Gross unrealized appreciation	$450,462,287
Gross unrealized depreciation	(824,468,796)

Net unrealized depreciation	$(374,006,509)

1. The Federal tax cost of securities does not include cost of $992,753,855, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended June 29, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	149,179
Accumulated Liability as of June 29, 2012	1,279,616

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

62	ROCHESTER FUND MUNICIPALS

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

63	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

64	ROCHESTER FUND MUNICIPALS

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

65	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as un adjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$6,406,159,412	$202,522	$6,406,361,934
U.S. Possessions	—	2,548,561,641	—	2,548,561,641

Total Assets	$—	$8,954,721,053	$202,522	$8,954,923,575

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

66	ROCHESTER FUND MUNICIPALS

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 29, 2012		Year Ended December 30, 2011
	Shares	Amount	Shares	Amount
Class A
Sold	20,602,828	$341,798,205	28,638,626	$437,735,230
Dividends and/or distributions reinvested	9,304,874	154,538,505	19,306,291	296,024,631
Redeemed	(23,913,338)	(396,466,561)	(76,009,015)	(1,150,643,295)

Net increase (decrease)	5,994,364	$99,870,149	(28,064,098)	$(416,883,434)

Class B
Sold	441,977	$7,345,761	683,288	$10,511,513
Dividends and/or distributions reinvested	162,726	2,698,202	453,438	6,915,756
Redeemed	(1,940,909)	(32,100,151)	(4,618,946)	(70,041,944)

Net decrease	(1,336,206)	$(22,056,188)	(3,482,220)	$(52,614,675)

Class C
Sold	4,988,564	$82,686,129	5,560,243	$85,176,896
Dividends and/or distributions reinvested	1,484,282	24,605,553	3,187,594	48,714,420
Redeemed	(3,927,259)	(65,061,073)	(14,937,413)	(225,550,986)

Net increase (decrease)	2,545,587	$42,230,609	(6,189,576)	$(91,659,670)

Class Y
Sold	3,664,488	$60,351,210	4,268,663	$63,809,230
Dividends and/or distributions reinvested	259,826	4,318,644	382,076	5,871,250
Redeemed	(1,040,547)	(17,291,216)	(3,425,062)	(51,518,838)

Net increase	2,883,767	$47,378,638	1,225,677	$18,161,642

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 29, 2012, were as follows:

	Purchases	Sales
Investment securities	$527,621,165	$335,277,676

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.54%
Next $150 million	0.52
Next $1.75 billion	0.47
Next $3 billion	0.46
Next $3 billion	0.45
Next $6 billion	0.44
Over $14 billion	0.42

67	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 29, 2012, the Fund paid $1,165,849 to the Manager for accounting services.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 29, 2012, the Fund paid $1,311,295 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed

68	ROCHESTER FUND MUNICIPALS

in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 29, 2012 were as follows:

Class B	$33,146,972
Class C	35,566,142

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
June 29, 2012	$780,501	$28,426	$78,922	$20,259

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to March 1, 2012. Effective March 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.

The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended June 29, 2012, the Manager reimbursed the Fund $88,557 for legal costs and fees.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse

69	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Borrowings Continued

floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.4197% as of June 29, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended June 29, 2012 equal 0.04% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 29, 2012, the Fund had borrowings outstanding at an interest rate of 0.4197%. Details of the borrowings for the six months ended June 29, 2012 are as follows:

Average Daily Loan Balance	$13,210,440
Average Daily Interest Rate	0.287%
Fees Paid	$2,440,027
Interest Paid	$28,074

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

70	ROCHESTER FUND MUNICIPALS

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended June 29, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund executed no transactions under the Facility during the six months ended June 29, 2012.

8. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds—including the Fund—advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment

71	ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

8. Pending Litigation Continued

policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

72	ROCHESTER FUND MUNICIPALS

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

73	ROCHESTER FUND MUNICIPALS

CREDIT ALLOCATION    Unaudited

This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.

The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.

The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.

The credit allocations below are as of June 29, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of June 29, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

	NRSRO–Rated	Unrated by a NRSRO; Internally Rated by the Manager	Total
AAA	2.4%	0.1%	2.5%
AA	27.5	0.6	28.1
A	10.4	0.4	10.8
BBB	26.8	5.8	32.6
BB or lower	13.4	12.6	26.0

Total	80.5%	19.5%	100.0%

74	ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.

75	ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Daniel G. Loughran, Vice President

Scott S. Cottier, Vice President

Troy E. Willis, Vice President

Mark R. DeMitry, Vice President

Michael L. Camarella, Vice President

Richard Stein, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.

76	ROCHESTER FUND MUNICIPALS

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit opppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

77	ROCHESTER FUND MUNICIPALS

PRIVACY POLICY

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

78	ROCHESTER FUND MUNICIPALS

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2012